SEMI-ANNUAL
                      REPORT
                                              [GRAPHIC OMITTED]
              March 31, 2001              THE MARK OF EXCELLENCE SM
                 (Unaudited)

       Short Term Government
                 Income Fund

    Institutional Government
                 Income Fund

           Money Market Fund

                   Bond Fund          [LOGO]TOUCHSTONE
                                      --------------------------------
             High Yield Fund                           Family of Funds

Intermediate Term Government
                 Income Fund

--------------------------------------------------------------------------------
                             Income o Total Return
--------------------------------------------------------------------------------

TABLE OF CONTENTS
================================================================================
                                                                            Page
--------------------------------------------------------------------------------

Letter from the President                                                      3
--------------------------------------------------------------------------------

Statements of Assets and Liabilities                                         4-5
--------------------------------------------------------------------------------

Statements of Operations                                                     6-7
--------------------------------------------------------------------------------

Statements of Changes in Net Assets                                         8-11
--------------------------------------------------------------------------------

Financial Highlights                                                       12-20
--------------------------------------------------------------------------------

Notes to Financial Statements                                              21-27
--------------------------------------------------------------------------------

Portfolios of Investments:
--------------------------------------------------------------------------------

   Short Term Government Income Fund                                          28
--------------------------------------------------------------------------------

   Institutional Government Income Fund                                    29-30
--------------------------------------------------------------------------------

   Money Market Fund                                                       31-33
--------------------------------------------------------------------------------

   Bond Fund                                                               34-35
--------------------------------------------------------------------------------

   High Yield Fund                                                         36-37
--------------------------------------------------------------------------------

   Intermediate Term Government Income Fund                                   38
--------------------------------------------------------------------------------

Notes to Portfolios of Investments                                            39
--------------------------------------------------------------------------------

                           TOUCHSTONE FAMILY OF FUNDS

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

We are pleased to provide you with Touchstone Investment Trust's semi-annual report for the six-months ended March 31, 2001. This update includes financial data and performance information for the Touchstone Short Term Government Income Fund, Touchstone Institutional Government Income Fund, Touchstone Money Market Fund, Touchstone Bond Fund, Touchstone High Yield Fund, Touchstone Intermediate Term Government Fund. These six Funds are part of the Touchstone Family of Funds, which consists of twenty mutual funds offered to meet a variety of investment goals.

Forecasts for the U.S. economy and the financial markets remain uncertain. The cumulative effects of two years of Fed tightening, high energy prices, a strong dollar, slowed exports, and unsustainable stock price activity in the technology sector have resulted in a stalled economy. The debate continues among economists about whether the economic slow-down is cyclical or more structural in nature. There are some economic indicators which are encouraging -- unemployment remains low despite a spate of corporate layoffs and inflation continues to be subdued. In an aggressive move to stabilize the economy, the Federal Reserve Board cut rates four times, a total of two percentage points, since the beginning of the year. Historically, lowering interest rates has helped to reinvigorate the economy.

The same environment that prompted the Fed to cut rates this year has led to a large decline in U.S. Treasury yields and a strong performance for bonds. In both the fourth quarter of 2000 and the first quarter of 2001, bond returns out-paced stock returns. The Lehman Brothers Aggregate Bond Index rose 3% in the first quarter and was up 12.5% for the past 12 months, the best four-quarter return since 1995. The ongoing uncertainties regarding the economy and inflation may continue to present opportunities to bond investors.

Touchstone managers will continue to monitor economic conditions for signs of future Fed activity and capitalize on fluctuating yields on short-term obligations. We believe that the near term outlook for the fixed income markets remains positive and that the Federal Reserve Board may have reason to continue to ease monetary policy acting as a further catalyst for the market.

There are opportunities to be found in all markets. Historical trend research shows that performance of investment sectors and styles runs in cycles. Today, the professional management and diversification that mutual funds offer are more important than ever. Our fund managers are focused on discovering opportunities that will increase shareholder value for us all.

Thank you again for the opportunity to work on your behalf. We remain committed to helping you achieve your financial goals and we appreciate your continued confidence in the Touchstone Family of Funds.

/s/ Jill T. McGruder

Jill T. McGruder
President
Touchstone Family of Funds

Touchstone mutual funds are distributed by Touchstone Securities, Inc., a member of NASD and SIPC.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2001 (UNAUDITED)

===============================================================================================================
                                                                         SHORT TERM  INSTITUTIONAL     MONEY
                                                                         GOVERNMENT    GOVERNMENT      MARKET
(000's)                                                                 INCOME FUND   INCOME FUND       FUND
---------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At amortized cost ..................................................   $ 87,878      $ 86,444      $ 59,596
                                                                          ====================================
   At market value (Note 2) ...........................................   $ 32,878      $ 53,217      $ 59,596
Repurchase agreements (Note 2) ........................................     55,000        33,227            --
Cash ..................................................................         83           131           511
Interest receivable ...................................................        466           622           462
Receivable for investment securities sold .............................      2,000            --            --
Other assets ..........................................................         13             5             9
                                                                          ------------------------------------
TOTAL ASSETS ..........................................................     90,440        87,202        60,578
                                                                          ------------------------------------

LIABILITIES
Dividends payable .....................................................         15            28            12
Payable to affiliates (Note 4) ........................................         43            15             7
Other accrued expenses and liabilities ................................         20            19            18
                                                                          ------------------------------------
TOTAL LIABILITIES .....................................................         78            62            37
                                                                          ------------------------------------

NET ASSETS ............................................................   $ 90,362      $ 87,140      $ 60,541
                                                                          ====================================

NET ASSETS CONSIST OF:
Paid-in capital .......................................................   $ 90,366      $ 87,160      $ 60,552
Accumulated net realized losses from security transactions ............         (4)          (20)          (11)
                                                                          ------------------------------------

NET ASSETS ............................................................   $ 90,362      $ 87,140      $ 60,541
                                                                          ====================================

Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) (Note 5) .....     90,366        87,160        60,552
                                                                          ====================================


Net asset value, offering price and redemption price per share (Note 2)   $   1.00      $   1.00      $   1.00
                                                                          ====================================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2001 (UNAUDITED)

=========================================================================================================
                                                                                             INTERMEDIATE
                                                                                    HIGH         TERM
                                                                      BOND         YIELD      GOVERNMENT
(000's)                                                               FUND          FUND      INCOME FUND
---------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At amortized cost ............................................   $ 22,354      $  7,612      $ 30,952
                                                                    ====================================
   At market value (Note 2) .....................................   $ 23,149      $  7,539      $ 31,649
Cash ............................................................        804           209            18
Interest and principal paydowns receivable ......................        305           190           471
Receivable for capital shares sold ..............................         --            --           127
Other assets ....................................................         --            29            25
                                                                    ------------------------------------
TOTAL ASSETS ....................................................     24,258         7,967        32,290
                                                                    ------------------------------------

LIABILITIES
Dividends payable ...............................................          4            --            23
Payable for capital shares redeemed .............................         --            --           122
Payable to affiliates (Note 4) ..................................          5             5            20
Other accrued expenses and liabilities ..........................         95             5            21
                                                                    ------------------------------------
TOTAL LIABILITIES ...............................................        104            10           186
                                                                    ------------------------------------

NET ASSETS ......................................................   $ 24,154      $  7,957      $ 32,104
                                                                    ====================================

NET ASSETS CONSIST OF:
Paid-in capital .................................................   $ 25,384      $  8,050      $ 34,028
Undistributed net investment income .............................         26            --            --
Accumulated net realized losses from security transactions ......     (2,051)          (20)       (2,620)
Net unrealized appreciation (depreciation) on investments .......        795           (73)          696
                                                                    ------------------------------------
NET ASSETS ......................................................   $ 24,154      $  7,957      $ 32,104
                                                                    ====================================

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares .......................   $ 22,808      $  7,834      $ 32,000
                                                                    ====================================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) (Note 5)      2,317           793         2,999
                                                                    ====================================
Net asset value and redemption price per share (Note 2) .........   $   9.84      $   9.88      $  10.67
                                                                    ====================================
Maximum offering price per share (Note 2) .......................   $  10.33      $  10.37      $  11.20
                                                                    ====================================

PRICING OF CLASS C SHARES
Net assets attributable to Class C shares .......................   $  1,346      $    123      $    104
                                                                    ====================================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) (Note 5)        143            12            10
                                                                    ====================================
Net asset value (Note 2) ........................................   $   9.41      $   9.89      $  10.66
                                                                    ====================================
Maximum offering price per share* (Note 2) ......................   $   9.53      $  10.02      $  10.79
                                                                    ====================================

*    Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2001 (UNAUDITED)
================================================================================
                                             SHORT TERM  INSTITUTIONAL   MONEY
                                             GOVERNMENT   GOVERNMENT     MARKET
(000's)                                      INCOME FUND  INCOME FUND     FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income .............................  $ 2,586      $ 2,193     $ 1,752
                                               --------------------------------
EXPENSES
Investment advisory fees (Note 4) ...........      203           72         135
Transfer agent fees (Note 4) ................       80           14          57
Distribution expenses (Note 4) ..............       35            5          --
Postage and supplies ........................       10            1          13
Accounting services fees (Note 4) ...........       15           15          15
Custodian fees ..............................       25           18          29
Registration fees ...........................       19            9          13
Professional fees ...........................        9            8           8
Trustees' fees and expenses .................        2            2           2
Reports to shareholders .....................        8            2           7
Other expenses ..............................       --            1          --
                                               --------------------------------
TOTAL EXPENSES ..............................      406          147         279
Fees waived by the Adviser (Note 4) .........       (3)          (6)       (102)
                                               --------------------------------
NET EXPENSES ................................      403          141         177
                                               --------------------------------

NET INVESTMENT INCOME .......................    2,183        2,052       1,575
                                               --------------------------------

NET REALIZED GAINS FROM SECURITY TRANSACTIONS       --            2          --
                                               ================================

NET INCREASE IN NET ASSETS FROM OPERATIONS ..  $ 2,183      $ 2,054     $ 1,575
                                               ================================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF OPERATIONS

========================================================================================================
                                                                                            INTERMEDIATE
                                                                                    HIGH        TERM
                                                                 BOND              YIELD      GOVERNMENT
                                                                 FUND               FUND     INCOME FUND
--------------------------------------------------------------------------------------------------------
                                                       SIX MONTHS                SIX MONTHS   SIX MONTHS
                                                          ENDED       PERIOD        ENDED        ENDED
                                                        MARCH 31,      ENDED      MARCH 31,    MARCH 31,
                                                          2001       SEPT. 30,      2001         2001
(000's)                                                (UNAUDITED)    2000(A)    (UNAUDITED)  (UNAUDITED)
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income ......................................   $   797      $ 1,099      $   383      $ 1,145
Dividend income ......................................        --           25           --           --
                                                         ----------------------------------------------
Total Investment Income ..............................       797        1,124          383        1,145
                                                         ----------------------------------------------

EXPENSES
Investment advisory fees (Note 4) ....................        58           83           22           90
Accounting services fees (Note 4) ....................        --           --           18           12
Sponsor fees (Note 4) ................................        23           32           --           --
Distribution expenses, Class A (Note 4) ..............        28           27           --           23
Distribution expenses, Class C (Note 4) ..............         5            7           --           --
Transfer agent fees, Common (Note 4) .................        15           41           --           --
Transfer agent fees, Class A (Note 4) ................        --           --            6           16
Transfer agent fees, Class C (Note 4) ................        --           --            6            1
Professional fees ....................................         6            4            2            7
Registration fees, Common ............................         5           32           --            2
Registration fees, Class A ...........................        --           --            5            4
Registration fees, Class C ...........................        --           --            5            1
Postage and supplies .................................        --           --            1            5
Trustees' fees and expenses ..........................         2            4            2            2
Custodian fees .......................................        53           86            3            5
Reports to shareholders ..............................         2            7            1            3
Other expenses .......................................         2           12            9            6
                                                         ----------------------------------------------
TOTAL EXPENSES .......................................       199          335           80          177
Fees waived and/or common expenses reimbursed by the
   Adviser (Note 4) ..................................       (90)        (197)         (42)          --
                                                         ----------------------------------------------
NET EXPENSES .........................................       109          138           38          177
                                                         ----------------------------------------------
NET INVESTMENT INCOME ................................       688          986          345          968
                                                         ----------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from security transactions      (229)        (646)         (28)         214
Net change in unrealized appreciation/depreciation
        on investments ...............................     1,068          872         (127)       1,177
                                                         ----------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS ....................................       839          226         (155)       1,391
                                                         ----------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...........   $ 1,527      $ 1,212      $   190      $ 2,359
                                                         ==============================================

(A)  Represents the period from January 1, 2000 through September 30, 2000.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

==========================================================================================================
                                                               SHORT TERM               INSTITUTIONAL
                                                               GOVERNMENT                GOVERNMENT
                                                               INCOME FUND               INCOME FUND
----------------------------------------------------------------------------------------------------------
                                                        SIX MONTHS                SIX MONTHS
                                                           ENDED         YEAR        ENDED         YEAR
                                                         MARCH 31,      ENDED      MARCH 31,      ENDED
                                                           2001        SEPT. 30,     2001        SEPT. 30,
(000's)                                                 (UNAUDITED)      2000     (UNAUDITED)      2000
----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ................................   $   2,183    $   5,047    $   2,052    $   3,179
Net realized gains (losses) from security transactions          --           (4)           2           --
                                                         ------------------------------------------------
Net increase in net assets from operations ...........       2,183        5,043        2,054        3,179
                                                         ------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income ...........................      (2,183)      (5,047)      (2,052)      (3,179)
                                                         ------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
Proceeds from shares sold ............................     129,849      536,534      106,277      135,318
Reinvested distributions .............................       2,130        4,816        1,922        2,851
Payments for shares redeemed .........................    (121,487)    (571,536)     (79,367)    (129,711)
                                                         ------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
   SHARE TRANSACTIONS ................................      10,492      (30,186)      28,832        8,458
                                                         ------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..............      10,492      (30,190)      28,834        8,458

NET ASSETS
Beginning of period ..................................      79,870      110,060       58,306       49,848
                                                         ------------------------------------------------
End of period ........................................   $  90,362    $  79,870    $  87,140    $  58,306
                                                         ================================================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
================================================================================
                                                                MONEY
                                                                MARKET
                                                                 FUND
--------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED           YEAR
                                                       MARCH 31,        ENDED
                                                          2001         SEPT. 30,
(000's)                                               (UNAUDITED)        2000
--------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ............................     $   1,575      $   1,950
                                                       ------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income .......................        (1,575)        (1,950)
                                                       ------------------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
Proceeds from shares sold ........................        92,800        125,641
Reinvested distributions .........................         1,533          1,860
Payments for shares redeemed .....................       (76,727)      (107,764)
                                                       ------------------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS        17,606         19,737
                                                       ------------------------

TOTAL INCREASE IN NET ASSETS .....................        17,606         19,737
                                                       ------------------------

NET ASSETS
Beginning of period ..............................        42,935         23,198
                                                       ------------------------
End of period ....................................     $  60,541      $  42,935
                                                       ========================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

=========================================================================================================
                                                                             BOND FUND
---------------------------------------------------------------------------------------------------------
                                                           SIX MONTHS
                                                              ENDED    NINE MONTHS    YEAR        YEAR
                                                            MARCH 31,     ENDED      ENDED       ENDED
                                                              2001      SEPT. 30,   DEC. 31,    DEC. 31,
(000's)                                                    (UNAUDITED)    2000        1999        1998
---------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ...................................   $    688    $    986    $  1,198    $    218
Net realized gains (losses) from security transactions ..       (229)       (646)       (348)         67
Net change in unrealized appreciation/depreciation
   on investments .......................................      1,068         872      (1,154)         37
                                                            --------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ...      1,527       1,212        (304)        322
                                                            --------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A .....................       (661)       (752)       (314)       (220)
From net investment income, Class C .....................        (30)        (44)        (64)         --
From net investment income, Class Y .....................         --        (193)       (832)         --
Distributions in excess of net investment income, Class A         --          --          (2)         (4)
Distributions in excess of net investment income, Class Y         --          --          (5)         --
From net realized capital gains, Class A ................         --          --          --         (53)
Return of capital distributions, Class A ................         --          --         (34)         --
Return of capital distributions, Class C ................         --          --          (8)         --
Return of capital distributions, Class Y ................         --          --         (79)         --
                                                            --------------------------------------------
DECREASE IN NET ASSETS FROM
   DISTRIBUTIONS TO SHAREHOLDERS ........................       (691)       (989)     (1,338)       (277)
                                                            --------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
CLASS A
Proceeds from shares sold ...............................        498      16,302       1,368       4,528
Capital contribution from acquisition (Note 7) ..........         --       3,705          --          --
Capital contribution from Class Y (Note 7) ..............         --      14,078          --          --
Reinvested distributions ................................        740         733         342         272
Payments for shares redeemed ............................     (1,320)    (17,333)     (1,898)     (1,606)
                                                            --------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CLASS A SHARE TRANSACTIONS ...........................        (82)     17,485        (188)      3,194
                                                            --------------------------------------------

CLASS C
Proceeds from shares sold ...............................        411         211         346          --
Capital contribution (Note 7) ...........................         --          --       1,140          --
Reinvested distributions ................................         28          41          70          --
Payments for shares redeemed ............................       (117)       (252)       (459)         --
                                                            --------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CLASS C SHARE TRANSACTIONS ...........................        322          --       1,097          --
                                                            --------------------------------------------

CLASS Y
Capital contribution (Note 6) ...........................         --          --      14,150          --
Reinvested distributions ................................         --         192         915          --
Payment for capital contribution to Class A (Note 6) ....         --     (14,078)         --          --
                                                            --------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CLASS Y SHARE TRANSACTIONS ...........................         --     (13,886)     15,065          --
                                                            --------------------------------------------
TOTAL INCREASE IN NET ASSETS ............................      1,076       3,822      14,332       3,239
                                                            --------------------------------------------
NET ASSETS
Beginning of period .....................................     23,078      19,256       4,924       1,685
                                                            --------------------------------------------
End of period ...........................................   $ 24,154    $ 23,078    $ 19,256    $  4,924
                                                            ============================================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

======================================================================================================
                                                                  HIGH            INTERMEDIATE TERM
                                                                 YIELD               GOVERNMENT
                                                                  FUND               INCOME FUND
------------------------------------------------------------------------------------------------------
                                                       SIX MONTHS               SIX MONTHS
                                                          ENDED       PERIOD      ENDED        YEAR
                                                        MARCH 31,      ENDED     MARCH 31,    ENDED
                                                           2001      SEPT. 30,     2001      SEPT. 30,
(000's)                                                (UNAUDITED)    2000(A) (UNAUDITED)(B)   2000
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ................................   $    345    $    231    $    968    $  2,190
Net realized gains (losses) from security transactions        (28)          8         214        (480)
Net change in unrealized appreciation/depreciation
   on investments ....................................       (127)         54       1,177         193
                                                         --------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         190         293       2,359       1,903
                                                         --------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income - Class A .................       (343)       (231)       (968)     (2,190)
From net investment income - Class C .................         (2)         --          --
                                                         --------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS
   TO SHAREHOLDERS ...................................       (345)       (231)       (968)     (2,190)
                                                         --------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
CLASS A
Proceeds from shares sold ............................        320       7,038       4,576       7,236
Reinvested distributions .............................        343         231         822       1,906
Payments for shares redeemed .........................         (3)         (3)    (10,685)    (18,019)
                                                         --------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL SHARE TRANSACTIONS ........................        660       7,266      (5,287)     (8,877)
                                                         --------------------------------------------

CLASS C
Proceeds from shares sold ............................        112          12         104          --
Reinvested distributions .............................          1          --          --          --
Payments for shares redeemed .........................         --          (1)         --          --
                                                         --------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL SHARE TRANSACTIONS ........................        113          11         104          --
                                                         --------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..............        618       7,339      (3,792)     (9,164)

NET ASSETS
Beginning of period ..................................      7,339          --      35,896      45,060
                                                         --------------------------------------------
End of period ........................................   $  7,957    $  7,339    $ 32,104    $ 35,896
                                                         ============================================

(A) Represents the period from the initial public offering of shares (May 1, 2000 and May 23, 2000) for Class A and Class C shares, respectively, through September 30, 2000.

(B) Except for Class C shares which represents the period from commencement of operations (March 6, 2001) through March 31, 2001.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

SHORT TERM GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS

===================================================================================================================================
                                                                      PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED
                                                       MARCH 31,                        YEARS ENDED SEPTEMBER 30,
                                                         2001        --------------------------------------------------------------
                                                      (UNAUDITED)       2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $    1.00     $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
                                                       ---------------------------------------------------------------------------
Net investment income ..............................        0.03         0.049        0.040        0.046        0.044        0.044
                                                       ---------------------------------------------------------------------------
Dividends from net investment income ...............       (0.03)       (0.049)      (0.040)      (0.046)      (0.044)      (0.044)
                                                       ---------------------------------------------------------------------------
Net asset value at end of period ...................   $    1.00     $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
                                                       ===========================================================================
Total return .......................................       5.19%(B)      5.02%        4.02%        4.74%        4.53%        4.51%
                                                       ===========================================================================
Net assets at end of period (000's) ................   $  90,362     $  79,870    $ 110,060    $ 102,481    $  96,797    $  91,439
                                                       ===========================================================================
Ratio of net expenses to average net assets(A) .....       0.95%(B)      0.95%        0.95%        0.91%        0.97%        0.99%

Ratio of net investment income to average net assets       5.15%(B)      4.86%        3.95%        4.63%        4.43%        4.42%

(A) Absent fee waivers by the Adviser, the ratio of expenses to average net assets would have been 0.96%(B) and 0.94% for the periods ended March 31, 2000 and September 30, 1998 (Note 4).

(B)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

INSTITUTIONAL GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS

=================================================================================================================================
                                                                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                                                SIX MONTHS
                                                   ENDED
                                                 MARCH 31,                          YEARS ENDED SEPTEMBER 30,
                                                   2001        ------------------------------------------------------------------
                                                (UNAUDITED)       2000          1999          1998          1997          1996
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .......   $    1.00     $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                 -------------------------------------------------------------------------------
Net investment income ........................        0.03         0.057         0.047         0.052         0.051         0.051
                                                 -------------------------------------------------------------------------------
Dividends from net investment income .........       (0.03)       (0.057)       (0.047)       (0.052)       (0.051)       (0.051)
                                                 -------------------------------------------------------------------------------
Net asset value at end of period .............   $    1.00     $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                 ===============================================================================
Total return .................................       5.93%(B)      5.83%         4.78%         5.30%         5.17%         5.18%
                                                 ===============================================================================
Net assets at end of period (000's) ..........   $  87,140     $  58,306     $  49,848     $  44,797     $  61,248     $  39,382
                                                 ===============================================================================
Ratio of net expenses to average net assets(A)       0.40%(B)      0.40%         0.40%         0.40%         0.40%         0.40%

Ratio of net investment income to average
   net assets ................................       5.82%(B)      5.73%         4.68%         5.17%         5.07%         5.06%

(A) Absent fee waivers by the Adviser, the ratios of expenses to average net assets would have been 0.42%(B), 0.43%, 0.47%, 0.45%, 0.45% and 0.49% for the periods ended March 31, 2001 and September 30, 2000, 1999, 1998, 1997 and 1996, respectively (Note 4).

(B)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

==============================================================================================================================
                                                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------
                                  SIX MONTHS                                              ONE
                                     ENDED         YEAR         YEAR         YEAR        MONTH          YEAR        PERIOD
                                   MARCH 31,       ENDED        ENDED        ENDED       ENDED         ENDED        ENDED
                                      2001       SEPT. 30,    SEPT. 30,    SEPT. 30,   SEPT. 30,      AUG. 31,     AUG. 31,
                                  (UNAUDITED)      2000         1999         1998       1997(A)         1997       1996(B)
------------------------------------------------------------------------------------------------------------------------------
Net asset value at
   beginning of period .........   $    1.00    $    1.00    $    1.00    $    1.00    $    1.00     $    1.00    $    1.00
                                   ----------------------------------------------------------------------------------------
Net investment income ..........        0.03        0.056        0.046        0.050        0.004         0.050        0.046(C)
                                   ----------------------------------------------------------------------------------------
Dividends from
   net investment income .......       (0.03)      (0.056)      (0.046)      (0.050)      (0.004)       (0.050)      (0.046)
                                   ----------------------------------------------------------------------------------------
Net asset value at end of period   $    1.00    $    1.00    $    1.00    $    1.00    $    1.00     $    1.00    $    1.00
                                   ========================================================================================
Total return ...................       5.83%(E)     5.79%        4.74%        5.07%        4.99%(E)      5.14%        4.70%(E)
                                   ========================================================================================
Net assets at
   end of period (000's) .......   $  60,541    $  42,935    $  23,198    $  18,492    $  73,821     $  94,569    $  76,363
                                   ========================================================================================
Ratio of net expenses to
   average net assets(D) .......       0.65%(E)     0.65%        0.65%        0.79%        0.80%(E)      0.65%        0.65%(E)

Ratio of net investment income
   to average net assets .......       5.76%(E)     5.75%        4.63%        4.95%        4.99%(E)      5.03%        4.94%(E)

(A) Effective as of the close of business on August 29, 1997, the Fund was reorganized and its fiscal year-end, subsequent to August 31, 1997, was changed to September 30.

(B) Represents the period from the commencement of operations (September 29, 1995) through August 31, 1996.

(C)  Calculated using weighted average shares outstanding during the period.

(D) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 1.02%(E), 1.13%, 1.11%, 0.79% and 0.99%(E) for the periods ended March 31, 2001 and September 30, 2000, 1999 and August 31, 1997 and 1996, respectively (Note 4).

(E)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

BOND FUND -- CLASS A
FINANCIAL HIGHLIGHTS

============================================================================================================================
                                                               PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------------
                                   SIX MONTHS
                                      ENDED      NINE MONTHS     YEAR         YEAR         YEAR         YEAR         YEAR
                                    MARCH 31,       ENDED       ENDED        ENDED        ENDED        ENDED        ENDED
                                       2001       SEPT. 30,    DEC. 31,     DEC. 31,     DEC. 31,     DEC. 31,     DEC. 31,
                                   (UNAUDITED)     2000(E)       1999         1998         1997         1996         1995
----------------------------------------------------------------------------------------------------------------------------
Net asset value at
   beginning of period ...........   $   9.50     $   9.47     $  10.39     $  10.22     $  10.17     $  10.61     $   9.88
                                     --------------------------------------------------------------------------------------

Income (loss) from
   investment operations:
      Net investment income ......       0.29         0.48         0.59         0.55         0.61         0.71         0.56
      Net realized and
         unrealized gains (losses)
         on investments ..........       0.34         0.03        (0.76)        0.30         0.11        (0.43)        1.07
                                     --------------------------------------------------------------------------------------
Total from investment operations .       0.63         0.51        (0.17)        0.85         0.72         0.28         1.63
                                     --------------------------------------------------------------------------------------

Less distributions:
   Dividends from
      net investment income ......      (0.29)       (0.48)       (0.68)       (0.57)       (0.66)       (0.70)       (0.86)
   Distributions from
      net realized gains .........         --           --           --        (0.11)       (0.01)       (0.02)       (0.04)
   Return of capital .............         --           --        (0.07)          --           --           --           --
                                     --------------------------------------------------------------------------------------
Total distributions ..............      (0.29)       (0.48)       (0.75)       (0.68)       (0.67)       (0.72)       (0.90)
                                     --------------------------------------------------------------------------------------

Net asset value at end of period .   $   9.84     $   9.50     $   9.47     $  10.39     $  10.22     $  10.17     $  10.61
                                     ======================================================================================
Total return(A) ..................      6.67%(D)     5.50%(D)    (1.68%)       8.56%        7.30%        2.85%       16.95%
                                     ======================================================================================
Net assets at
   end of period (000's) .........   $ 22,808     $ 22,086     $  4,310     $  4,924     $  1,685     $    821     $    523
                                     ======================================================================================
Ratio of net expenses
   to average net assets(B) ......      0.90%(C)     0.90%(C)     0.90%        0.90%        0.90%        0.90%        0.90%

Ratio of net investment income
   to average net assets .........      5.95%(C)     6.16%(C)     5.92%        5.68%        6.08%        6.01%        6.21%

Portfolio turnover rate ..........        64%(C)      126%(C)       57%         170%          88%          64%          78%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 1.67%(C), 2.14%(C), 2.26%, 4.13%, 7.13%,
     13.61% and 29.29% for the periods ended March 31, 2001 and September 30, 2000, December 31, 1999, 1998, 1997, 1996 and 1995, respectively (Note 4).

(C)  Annualized.

(D)  Not annualized.

(E) Effective after the close of business on September 30, 2000, the Fund changed its fiscal year-end to September 30.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

BOND FUND -- CLASS C
FINANCIAL HIGHLIGHTS

====================================================================================================
                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------
                                                              SIX MONTHS
                                                                 ENDED      NINE MONTHS      YEAR
                                                               MARCH 31,       ENDED        ENDED
                                                                 2001        SEPT. 30,     DEC. 31,
                                                              (UNAUDITED)      2000         1999(A)
----------------------------------------------------------------------------------------------------
Net asset value at beginning of period .....................   $   9.07      $   9.15      $  10.08
                                                               ------------------------------------
Income from investment operations:
   Net investment income ...................................       0.25          0.37          0.51
   Net realized and unrealized gains (losses) on investments       0.34         (0.03)        (0.75)
                                                               ------------------------------------
Total from investment operations ...........................       0.59          0.34         (0.24)
                                                               ------------------------------------

Less distributions:
   Dividends from net investment income ....................      (0.25)        (0.42)        (0.62)
   Return of capital .......................................         --            --         (0.07)
                                                               ------------------------------------
Total distributions ........................................      (0.25)        (0.42)        (0.69)
                                                               ------------------------------------

Net asset value at end of period ...........................   $   9.41      $   9.07      $   9.15
                                                               ====================================
Total return(B) ............................................      6.59%(E)      3.87%(E)     (2.41%)
                                                               ====================================
Net assets at end of period (000's) ........................   $  1,346      $    992      $    998
                                                               ====================================
Ratio of net expenses to average net assets(C) .............      1.65%(D)      1.65%(D)      1.65%

Ratio of net investment income to average net assets .......      5.20%(D)      5.41%(D)      5.18%

Portfolio turnover rate ....................................        64%(D)       126%(D)       120%

(A)  The Class commenced operations on January 1, 1999.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C) Absent fee waivers and/or reimbursements, the ratios of expenses to average net assets would have been 2.42%(D), 2.89%(D) and 3.01% for the periods end March 31, 2001, September 30, 2000 and December 31, 1999, respectively.

(D)  Annualized.

(E)  Not annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

HIGH YIELD FUND -- CLASS A
FINANCIAL HIGHLIGHTS

==========================================================================================
                              PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
------------------------------------------------------------------------------------------
                                                              SIX MONTHS
                                                                 ENDED         PERIOD
                                                               MARCH 31,        ENDED
                                                                 2001         SEPT. 30,
                                                              (UNAUDITED)      2000(A)
------------------------------------------------------------------------------------------
Net asset value at beginning of period .....................   $   10.09      $   10.00
                                                               ------------------------
Income from investment operations:
   Net investment income ...................................        0.46           0.33
   Net realized and unrealized gains (losses) on investments       (0.21)          0.09
                                                               ------------------------
Total from investment operations ...........................        0.25           0.42
                                                               ------------------------

Less distributions:
   Dividends from net investment income ....................       (0.46)         (0.33)
                                                               ------------------------

Net asset value at end of period ...........................   $    9.88      $   10.09
                                                               ========================
Total return(B) ............................................       2.57%          4.20%
                                                               ========================
Net assets at end of period (000's) ........................   $   7,834      $   7,327
                                                               ========================
Ratio of net expenses to average net assets(C) .............       1.05%(D)       1.04%(D)

Ratio of net investment income to average net assets .......       9.27%(D)       7.77%(D)

Portfolio turnover rate ....................................         36%(D)         13%(D)

(A) Represents the period from the initial public offering (May 1, 2000) through September 30, 2000.

(B) Total returns shown exclude the effect of applicable sales loads and are not annualized.

(C) Absent fee waivers and/or expense reimbursements, the ratio of expenses to average net assets would have been 2.19%(D) and 1.78%(D) for the periods ended March 31, 2001 and September 30, 2000, respectively.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

HIGH YIELD FUND -- CLASS C
FINANCIAL HIGHLIGHTS

========================================================================================
                            PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
----------------------------------------------------------------------------------------
                                                              SIX MONTHS
                                                                 ENDED       PERIOD
                                                               MARCH 31,      ENDED
                                                                 2001       SEPT. 30,
                                                              (UNAUDITED)    2000(A)
----------------------------------------------------------------------------------------
Net asset value at beginning of period .....................    $ 10.11      $ 10.00
                                                                --------------------
Income from investment operations:
   Net investment income ...................................       0.43         0.27
   Net realized and unrealized gains (losses) on investments      (0.22)        0.15
                                                                --------------------
Total from investment operations ...........................       0.21         0.42
                                                                --------------------

Less distributions:
   Dividends from net investment income ....................      (0.43)       (0.27)
   Distributions in excess of net investment income ........         --        (0.04)
                                                                --------------------
Total distributions ........................................      (0.43)       (0.31)
                                                                --------------------

Net asset value at end of period ...........................    $  9.89      $ 10.11
                                                                ====================
Total return(B) ............................................      2.17%        4.21%
                                                                ====================
Net assets at end of period (000's) ........................    $   123      $    12
                                                                ====================
Ratio of net expenses to average net assets(C) .............      1.78%(D)     1.80%(D)

Ratio of net investment income to average net assets .......      8.36%(D)     7.91%(D)

Portfolio turnover rate ....................................        36%(D)       13%(D)

(A) Represents the period from the initial public offering (May 23, 2000) through September 30, 2000.

(B) Total returns shown exclude the effect of applicable sales loads and are not annualized.

(C) Absent fee waivers and/or expense reimbursements, the ratio of expenses to average net assets would have been 2.92%(D) and 2.82%(D) for the periods ended March 31, 2001 and September 30, 2000, respectively.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

INTERMEDIATE TERM GOVERNMENT INCOME FUND
-- CLASS A
FINANCIAL HIGHLIGHTS

==========================================================================================================================
                                                             PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED
                                                MARCH 31,                       YEARS ENDED SEPTEMBER 30,
                                                  2001       -------------------------------------------------------------
                                               (UNAUDITED)     2000         1999         1998         1997         1996
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ......   $  10.27     $  10.34     $  11.15     $  10.67     $  10.49     $  10.73
                                                -------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income ....................       0.28         0.59         0.60         0.61         0.61         0.61
   Net realized and unrealized gains (losses)
      on investments ........................       0.40        (0.07)       (0.81)        0.48         0.18        (0.24)
                                                -------------------------------------------------------------------------
Total from investment operations ............       0.68         0.52        (0.21)        1.09         0.79         0.37
                                                -------------------------------------------------------------------------

Dividends from net investment income ........      (0.28)       (0.59)       (0.60)       (0.61)       (0.61)       (0.61)
                                                -------------------------------------------------------------------------
Net asset value at end of period ............   $  10.67     $  10.27     $  10.34     $  11.15     $  10.67     $  10.49
                                                =========================================================================
Total return(A) .............................      6.69%(B)     5.29%       (1.93%)      10.54%        7.74%        3.55%
                                                =========================================================================
Net assets at end of period (000's) .........   $ 32,000     $ 35,896     $ 45,060     $ 51,168     $ 53,033     $ 56,095
                                                =========================================================================
Ratio of net expenses to average net assets .      0.99%(C)     0.99%        0.99%        0.99%        0.99%        0.99%

Ratio of net investment income to
   average net assets .......................      5.40%(C)     5.87%        5.59%        5.64%        5.78%        5.75%

Portfolio turnover rate .....................        41%(C)       27%          58%          29%          49%          70%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B)  Not annualized.

(C)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

INTERMEDIATE TERM GOVERNMENT INCOME FUND
-- CLASS C
FINANCIAL HIGHLIGHTS
================================================================================
                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
                                                                     PERIOD
                                                                      ENDED
                                                                    MARCH 31,
                                                                     2001(A)
                                                                   (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period ...........................   $ 10.65
                                                                     -------

Income from investment operations:
   Net investment income .........................................      0.28
   Net realized and unrealized gains on investments ..............      0.01
                                                                     -------
Total from investment operations .................................      0.29
                                                                     -------

Dividends from net investment income .............................     (0.28)
                                                                     -------
Net asset value at end of period .................................   $ 10.66
                                                                     =======
Total return(B) ..................................................     0.39%
                                                                     =======
Net assets at end of period (000's) ..............................   $   104
                                                                     =======
Ratio of net expenses to average net assets ......................     1.82%(C)

Ratio of net investment income to
   average net assets ............................................     4.39%(C)

Portfolio turnover rate ..........................................       41%(C)

(A) Represents the period from commencement of operations (March 6, 2001) through March 31, 2001.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2001 (UNAUDITED)
================================================================================

1. ORGANIZATION

The Short Term Government Income Fund, Institutional Government Income Fund, Money Market Fund, Bond Fund, High Yield Fund and Intermediate Term Government Income Fund (individually, a Fund, and collectively, the Funds) are each a series of Touchstone Investment Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 (the Act) as an open-end management investment company. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated December 7, 1980. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Short Term Government Income Fund seeks high current income, consistent with protection of capital, by investing primarily in short-term securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and backed by the "full faith and credit" of the United States.

The Institutional Government Income Fund seeks high current income, consistent with protection of capital, by investing primarily in short-term obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. The Fund is designed primarily for institutions as an economical and convenient means for the investment of short-term funds.

The Money Market Fund seeks high current  income,  consistent with liquidity and
stability  of  principal.   The  Fund  invests  in  high-quality   money  market
instruments.

The  Bond  Fund  seeks  to  provide  as high a level  of  current  income  as is consistent with the preservation of capital, by investing primarily in investment grade debt securities. The Fund expects to have an average effective maturity between 5 and 15 years.

The High Yield Fund seeks to achieve a high level of income as its main goal. Capital appreciation is a secondary consideration.

The Intermediate Term Government Income Fund seeks high current income, consistent with protection of capital, by investing primarily in intermediate-term U.S. Government securities having an effective maturity of twenty years or less with a dollar-weighted effective average portfolio maturity normally between three and ten years. To the extent consistent with the Fund's primary objective, capital appreciation is a secondary objective.

Prior to May 1, 2000, the Bond Fund was part of the Touchstone Series Trust, a Massachusetts business trust organized on February 7, 1994 and registered under the Act as an open-end management investment company. Effective May 1, 2000, the Bond Fund was merged into the Touchstone Investment Trust and the Touchstone Series Trust was dissolved (Note 6).

The Bond Fund, High Yield Fund and Intermediate Term Government Income Fund are each authorized to offer two classes of shares: Class A shares (sold subject to a maximum 4.75% front-end sales load and a distribution fee of up to 0.35% of average daily net assets) and Class C shares (sold subject to a 1.25% front-end sales load, a 1% contingent deferred sales load for a one-year period and a distribution fee of up to 1% of average daily net assets). Each Class A and Class C share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which will cause Class C shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares; (ii) certain

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Bond Fund had no front-end sales load on Class C shares prior to May 1, 2000.

The Bond Fund's custodian fees presented on the Statement of Operations include expenses for administration and accounting and pricing services provided for the Fund by Investors Bank & Trust Company, the Bond Fund's administrator, custodian and fund accounting services provider. The fee is a unified rate and therefore each expense can not be broken out separately.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

Securities valuation -- Investment securities in the Short Term Government Income Fund, Institutional Government Income Fund and Money Market Fund are valued on the amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Investment securities in the Bond Fund, High Yield Fund and Intermediate Term Government Income Fund for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith in accordance with consistently applied procedures approved by and under the general supervision of the Board of Trustees.

Repurchase agreements -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost which, together with accrued interest, approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

Share valuation -- The net asset value per share of each class of shares of the Bond Fund, High Yield Fund and Intermediate Term Government Income Fund are calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The net asset value per share of the Short Term Government Income Fund, Institutional Government Income Fund and the Money Market Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by the number of shares outstanding.

The offering price per share of the Short Term Government Income Fund, Institutional Government Income Fund and the Money Market Fund is equal to the net asset value per share. The maximum offering price per share of Class A shares of the Bond Fund, High Yield Fund and the Intermediate Term Government Income Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The maximum offering price per share of Class C shares of the Bond Fund, High Yield Fund and the Intermediate Term Government Income Fund is equal to the net asset value per share plus a sales load equal to 1.27% of the net asset value (or 1.25% of the offering price).

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The redemption price per share of a Fund, or of each class of shares of a Fund, is equal to the net asset value per share. However, Class C shares of the Bond Fund, High Yield Fund and the Intermediate Term Government Income Fund are subject to a contingent deferred sales load of 1.00% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- Dividends arising from net investment income are declared daily and paid on the last business day of each month to shareholders of each Fund. With respect to each Fund, net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Allocations between classes -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Bond Fund, High Yield Fund and Intermediate Term Government Income Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

As of March 31, 2001, the Institutional Government Income Fund, Money Market Fund and Intermediate Term Government Income Fund had capital loss carryforwards for federal income tax purposes of $22,343, $11,344 and $2,353,349, respectively, none of which expire prior to September 30, 2002. In addition, the Short Term Government Income Fund, Intermediate Term Government Income Fund and Bond Fund elected to defer until its subsequent tax year $3,469, $481,364 and $959,059, respectively, of capital losses incurred after October 31, 1999. These capital loss carryforwards and "post-October" losses may be utilized in current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The following information is based upon the federal income tax cost of portfolio investments as of March 31, 2001:

--------------------------------------------------------------------------------
                                                                    INTERMEDIATE
                                                            HIGH        TERM
                                                BOND        YIELD    GOVERNMENT
(000's)                                         FUND        FUND    INCOME FUND
--------------------------------------------------------------------------------
Gross unrealized appreciation ..............  $    826    $    316    $    711
Gross unrealized depreciation ..............       (31)       (389)        (15)
                                              --------------------------------
Net unrealized appreciation (depreciation) .  $    795    $    (73)   $    696
                                              ================================
Federal income tax cost ....................  $ 22,354    $  7,612    $ 30,952
                                              ================================
--------------------------------------------------------------------------------

3.   INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) were as follows for the period ended March 31, 2001:

------------------------------------------------------------------------------------------------
                                                                                    INTERMEDIATE
                                                                             HIGH       TERM
                                                                 BOND        YIELD   GOVERNMENT
(000's)                                                          FUND        FUND    INCOME FUND
------------------------------------------------------------------------------------------------
Purchases of investment securities .........................   $ 15,470    $  1,924    $  6,996
                                                               --------------------------------
Proceeds from sales and maturities of  investment securities   $ 15,272    $  1,273    $ 12,814
                                                               --------------------------------
------------------------------------------------------------------------------------------------

4.   TRANSACTIONS WITH AFFILIATES

The  President  and certain  other  officers  of the Trust are also  officers of
Touchstone Advisors, Inc. (the Adviser), the Trust's investment adviser, Touchstone Securities, Inc. (the Underwriter), the Trust's principal underwriter, and Integrated Fund Services, Inc. (Integrated), the Trust's administrator, transfer agent and accounting services agent. The Adviser, Underwriter and Integrated are each a wholly-owned indirect subsidiary of The Western and Southern Life Insurance Company.

MANAGEMENT AGREEMENT
Each Fund's investments are managed by the Adviser under the terms of a Management Agreement. Under the Management Agreement, the Short Term Government Income Fund, Money Market Fund and Intermediate Term Government Income Fund each pay the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.50% of its respective average daily net assets up to $50 million; 0.45% of such net assets from $50 million to $150 million; 0.40% of such net assets from $150 million to $250 million; and 0.375% of such net assets in excess of $250 million. The Institutional Government Income Fund, Bond Fund and High Yield Fund each pay the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.20%, 0.50% and 0.60% of its respective average daily net assets.

In order to reduce operating expenses during the six months ended March 31, 2001, the Adviser waived $3,468 of its advisory fees for the Short Term Government Income Fund; waived $6,445 of its advisory fees for the Institutional Government Income Fund; waived $102,326 of its advisory fees for the Money Market Fund; waived $23,385 of sponsor fees and reimbursed other operating expenses of $66,261 for the Bond Fund; and waived its advisory fees of $22,242 and reimbursed other operating expenses of $19,953 for the High Yield Fund.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and Integrated, Integrated maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Integrated receives a monthly fee at an annual rate of $25 per shareholder account from each of the Short Term Government Income Fund, Institutional Government Income Fund and Money Market Fund and $21 per shareholder account from the Bond Fund, High Yield Fund and Intermediate Term Government Income Fund subject to a $1,000 minimum monthly fee for each Fund or for each class of shares of a Fund, as applicable. In addition, each Fund pays Integrated out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement between the Trust and Integrated, Integrated calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, Integrated receives a monthly fee, based on current net asset levels, of $2,500 from the Short Term Government Income Fund, Institutional Government Income Fund and Money Market Fund, $2,000 from the Intermediate Term Government Income Fund and $3,000 from the High Yield Fund. In addition, each Fund pays Integrated certain out-of-pocket expenses incurred by Integrated in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT
The Underwriter is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $573, $3,521 and $1,064 from underwriting and broker commissions on the sale of shares of the Bond Fund, High Yield Fund and Intermediate Term Government Income Fund, respectively, for the six months ended March 31, 2001.

PLANS OF DISTRIBUTION
The Trust has adopted a Plan of Distribution for each Fund under which each Fund may directly incur or reimburse the Adviser or the Underwriter for expense related to the distribution and promotion of shares. Class A shares of the High Yield Fund, Bond Fund and Intermediate Term Government Income Fund may each pay an annual fee of up to 0.35% of its average daily net assets that are attributable to Class A shares. Touchstone Advisors has agreed to pay a portion of the distribution fees for Class A shares of the Bond Fund until October 29, 2001 so that the maximum annual distribution fees paid by Class A shares of the Bond Fund during that period will not exceed 0.25% of average daily net assets. Class C shares of the High Yield Fund, Bond Fund and Intermediate Term Government Income Fund may each pay an annual fee of up to 1.00% of its average daily net assets that are attributable to Class C shares. The plan allows each of the Money Market Fund and the Short Term Government Income Fund to pay an annual fee of up to 0.35% of its average daily net assets and the Institutional Government Income Fund 0.10% of its average daily net assets for the sale and distribution of shares.

SPONSOR AGREEMENT
The Trust, on behalf of the Bond Fund, has entered into a Sponsor Agreement with the Adviser. The Adviser provides oversight of the various service providers to the Bond Fund, including the Bond Fund's administrator and custodian. The Adviser receives a fee from the Bond Fund equal on an annual basis to 0.20% of the average daily net assets of the Fund. The Adviser waived all fees under the Sponsor Agreement through March 31, 2001 .

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

5.   CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold and payments for shares redeemed as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

-------------------------------------------------------------------------------------------------------------------
                                                       BOND                                      BOND
                                                       FUND                                      FUND
                                                      CLASS A                                   CLASS C
-------------------------------------------------------------------------------------------------------------------
                                  SIX MONTHS                                      SIX MONTHS
                                     ENDED    NINE MONTHS    YEAR        YEAR        ENDED    NINE MONTHS    YEAR
                                   MARCH 31,     ENDED      ENDED       ENDED      MARCH 31,     ENDED      ENDED
                                     2001      SEPT. 30,   DEC. 31,    DEC. 31,      2001      SEPT. 30,   DEC. 31,
(000's)                           (UNAUDITED)    2000        1999        1998     (UNAUDITED)    2000        1999
-------------------------------------------------------------------------------------------------------------------
Capital contribution (Note 6) ...       --          --          --          --          --          --         113
Shares sold .....................       52       1,733         137         437          44          23          36
Issued in acquisition ...........       --         399          --          --          --          --          --
Shares reinvested ...............       76          78          35          26           3           5           7
Class Y contribution to
   Class A (Note 6) .............       --       1,509          --          --          --          --          --
Shares redeemed .................     (136)     (1,849)       (191)       (154)        (13)        (28)        (47)
                                     -----------------------------------------------------------------------------
Net increase (decrease) in shares
   outstanding ..................       (8)      1,870         (19)        309          34          --        (109)
Shares outstanding, beginning
   of period ....................    2,325         455         474         165         109         109          --
                                     -----------------------------------------------------------------------------
Shares outstanding, end
   of period ....................    2,317       2,325         455         474         143         109         109
-------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                  INTERMEDIATE     INTERMEDIATE
                                                                                      TERM             TERM
                                        HIGH YIELD            HIGH YIELD           GOVERNMENT       GOVERNMENT
                                          FUND                   FUND              INCOME FUND      INCOME FUND
                                         CLASS A                CLASS C              CLASS A          CLASS C
---------------------------------------------------------------------------------------------------------------
                                  SIX MONTHS            SIX MONTHS            SIX MONTHS            SIX MONTHS
                                     ENDED     PERIOD     ENDED      PERIOD     ENDED       YEAR       ENDED
                                   MARCH 31,    ENDED    MARCH 31,    ENDED    MARCH 31,    ENDED    MARCH 31,
                                     2001     SEPT. 30,    2001     SEPT. 30,    2001     SEPT. 30,   2001(B)
(000's)                           (UNAUDITED)  2000(A)  (UNAUDITED)  2000(A)  (UNAUDITED)   2000    (UNAUDITED)
---------------------------------------------------------------------------------------------------------------
Shares sold .................           32        703         11          1        432        713         10
Shares reinvested ...........           35         23         --         --(C)      78        187         --
Shares redeemed .............           --         --         --         --(C)  (1,006)    (1,762)        --
                                      ----------------------------------------------------------------------
Net increase (decrease) in
   shares outstanding .......           67        726         11          1       (496)      (862)        10
Shares outstanding, beginning
   of period ................          726         --          1         --      3,495      4,357         --
                                      ----------------------------------------------------------------------
Shares outstanding, end
   of period ................          793        726         12          1      2,999      3,495         10
---------------------------------------------------------------------------------------------------------------

(A) Represents the period from the initial public offering of Class A and Class C shares (May 1, 2000 and May 23, 2000, respectively) through September 30, 2000.

(B)  Class C commenced operations on March 6, 2001.

(C)  Rounds to less than 1.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

6.   FUND MERGERS

On February 15, 2000, the Board of Trustees of the Touchstone Series Trust (Series Trust) approved an Agreement and Plan of Reorganization known as the Countrywide Investment Trust Agreement (CIT Agreement) between the Series Trust and Investment Trust. Pursuant to the CIT Agreement, Countrywide Intermediate Bond Fund was merged into the Touchstone Bond Fund of the Series Trust.

The mergers described above were approved by shareholders of each Fund at special meetings of shareholders held on April 19, 2000.

Pursuant to the CIT Agreement described above, on May 1, 2000, the Bond Fund, formerly the Touchstone Bond Fund, acquired all of the assets and assumed liabilities of the Countrywide Intermediate Bond Fund of the Investment Trust, in an exchange for Class A shares of Bond Fund and its fiscal year end was changed to September 30.

The above acquisitions were accomplished by a tax-free exchange of shares of each respective fund. The value of assets acquired, number of shares issued, unrealized gain or loss acquired and the aggregate net assets of each Fund immediately after the acquisition are as follows:

-------------------------------------------------------------------------------------------------------
Acquiring     Acquired      Value of        Number of       Unrealized     Realized Loss     Net Assets
  Fund          Fund       Net Assets     Shares Issued        Loss          Acquired          After
                            Acquired                                                        Acquisition
-------------------------------------------------------------------------------------------------------
Bond Fund   Countrywide    $3,705,000        399,000        $(154,000)      $(822,000)      $22,917,000
            Intermediate
             Bond Fund
-------------------------------------------------------------------------------------------------------

Effective immediately after the close of business on December 31, 1998, certain related mutual funds (Select Advisors Trust C and Select Advisors Trust A) entered into a series of transactions which resulted in The Western and Southern Life Insurance Company, an affiliated entity, making an initial capital contribution to the Class C and Class Y shares of the Bond Fund. The following is a summary of unrealized appreciation acquired from Select Advisors Trust C as of the acquisition date, as well as the number of shares issued from each class from the transaction:

--------------------------------------------------------------------------------
   Touchstone Series
      Trust Fund           Unrealized          Class C            Class Y
    (Survivor Fund)       Appreciation      Shares Issued      Shares Issued
--------------------------------------------------------------------------------
         Bond               $21,000            113,000           1,000,000
--------------------------------------------------------------------------------

On April 28, 2000, all of Class Y shares outstanding of the Bond Fund were transferred into Class A shares of the Bond Fund. This transfer was a non-taxable event to shareholders.

7.   SUBSEQUENT EVENTS

Effective May 1, 2001, each Fund, except the Short Term Government Income Fund and Institutional Government Income Fund, is authorized to issue Class B shares. Class B shares are sold subject to a contingent deferred sales load (CDSC) of 5.00% if shares are redeemed within one year of their purchase. The CDSC will be incrementally reduced over time. After the 6th year, there is no CDSC. At the end of eight years, Class B shares will convert to Class A shares.

Effective May 1, 2001, Class C shares of the High Yield Bond Fund, Bond Fund and Intermediate Term Government Income Fund will no longer be sold with a front-end sales load.

                           TOUCHSTONE FAMILY OF FUNDS

SHORT TERM GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2001 (UNAUDITED)
================================================================================
   PAR                                                                   MARKET
  VALUE                                                                   VALUE
 (000's)   U.S. TREASURY OBLIGATIONS-- 22.1%                             (000's)
--------------------------------------------------------------------------------
$ 10,000   U.S. Treasury Bill, 5.042%, 4/19/01 .....................    $  9,975
   3,000   U.S. Treasury Notes, 6.250%, 4/30/01 ....................       3,000
   2,000   U.S. Treasury Notes, 8.000%, 5/15/01 ....................       2,003
   2,000   U.S. Treasury Notes, 6.500%, 5/31/01 ....................       2,000
   3,000   U.S. Treasury Notes, 5.875%, 10/31/01 ...................       3,000
--------                                                                --------
$ 20,000   TOTAL U.S. TREASURY OBLIGATIONS
--------   (Amortized Cost $19,978) ................................    $ 19,978
                                                                        --------
--------------------------------------------------------------------------------
   PAR                                                                   MARKET
  VALUE                                                                   VALUE
 (000's)   U.S. GOVERNMENT AGENCY ISSUES-- 14.3%                         (000's)
--------------------------------------------------------------------------------
$  7,500   Overseas Private Investment Corporation COP,
              Ser. 2000-996-A, 4.83% 4/01/19 .......................    $  7,500
   4,000   Overseas Private Investment Corporation COP,
              Ser. 2000-044-A, 4.83% 4/01/19 .......................       4,000
   1,400   Overseas Private Investment Corporation COP,
--------      Ser. 2000-995-A, 4.83% 4/01/19 .......................       1,400
                                                                        --------
$ 12,900   TOTAL U.S. GOVERNMENT AGENCY ISSUES
--------   (Amortized Cost $12,900) ................................    $ 12,900
                                                                        --------
--------------------------------------------------------------------------------
   FACE                                                                  MARKET
  AMOUNT                                                                  VALUE
 (000's)   REPURCHASE AGREEMENTS (NOTE A)-- 60.9%                        (000's)
--------------------------------------------------------------------------------
$ 21,000   Morgan Stanley Dean Witter, Inc., 5.22%, dated 3/30/01,
           due 4/02/01, repurchase proceeds $21,009 (Collateralized
           by $21,000 GNMA 5.50%-8.50%, 09/15/15 through 12/15/30,
           fair value $22,035) .....................................    $ 21,000
  16,000   Bank One N.A., 5.20%, dated 3/30/01, due 04/02/01,
           repurchase proceeds $16,007 (Collateralized by $15,867
           U.S. Treasury Notes 6.125%, 12/31/01, fair value
           $16,329) ................................................      16,000
  18,000   Nesbitt Burns Securities, Inc., 5.15%, dated 3/30/01, due
--------   4/02/01, repurchase proceeds $18,010 (Collateralized by
           $6,883 U.S. Treasury Notes 6.25%, 8/15/23, fair value
           $18,375) ................................................      18,000
                                                                        --------
$ 55,000   TOTAL REPURCHASE AGREEMENTS
--------   (Cost $55,000) ..........................................    $ 55,000
                                                                        --------

           TOTAL INVESTMENT SECURITIES AND REPURCHASE AGREEMENTS--
           97.3% ...................................................    $ 87,878

           OTHER ASSETS IN EXCESS OF LIABILITIES-- 2.7% ............       2,484
                                                                        --------

           NET ASSETS-- 100.0% .....................................    $ 90,362
                                                                        ========

See accompanying notes to portfolios of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

INSTITUTIONAL GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2001 (UNAUDITED)
================================================================================
   PAR                                                                   MARKET
  VALUE                                                                   VALUE
 (000's)   INVESTMENT SECURITIES-- 61.1%                                 (000's)
--------------------------------------------------------------------------------
           MORTGAGE BACKED SECURITIES (NOTE C)-- 4.4%
$    837   FHLMC GOLD #G-50347, 6.00%, 05/01/01 ....................    $    837
     221   FHLMC GOLD #G-50371, 6.50%, 09/01/01 ....................         220
   2,805   FNMA #73821, 6.47%, 12/01/01 ............................       2,802
--------                                                                --------
$  3,863   TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION
--------   (Amortized Cost $3,859) .................................    $  3,859
                                                                        --------

           U.S. GOVERNMENT AGENCY ISSUES-- 50.2%
$    750   FFCB, 5.125%, 4/2/01 ....................................    $    750
     250   FNMA, 6.16%, 4/3/01 .....................................         250
   1,000   FHLB, 5.125%, 4/17/01 ...................................         999
   1,000   FHLB, 5.30%, 4/19/01 ....................................       1,000
   1,100   FNMA, 6.45%,4/23/01 .....................................       1,100
   2,000   FHLB, 6.50%, 4/26/01 ....................................       2,000
     500   FNMA, 5.38%, 4/26/01 ....................................         500
   1,700   FNMA, 6.60%, 5/4/01 .....................................       1,702
   2,000   FNMA, 4.705%, 5/10/01 ...................................       2,000
     500   FNMA, 6.625%, 5/21/01 ...................................         500
   3,600   FHLB, 5.61%, 06/22/01 ...................................       3,603
     200   FHLB, 5.655%, 7/10/01 ...................................         200
   1,000   SLMA, 4.805%, 7/26/01 ...................................       1,000
   1,000   FNMA, 6.03%, 8/6/01 .....................................         997
     500   SLMA, 4.755%, 8/9/01 ....................................         500
     420   FHLB, 5.50%, 8/13/01 ....................................         419
   3,280   FHLB, 5.875%, 8/15/01 ...................................       3,293
     365   FHLB, 5.875%, 08/15/01 ..................................         364
   1,000   FNMA, 6.73%, 8/23/01 ....................................       1,006
     500   FFCB, 5.56%, 8/27/01 ....................................         498
   1,000   FHLB, 6.65%, 9/4/01 .....................................       1,002
     500   FNMA, 6.65%, 9/4/01 .....................................         500
     500   FMCDN, 6.40%, 9/13/01 ...................................         486
     620   FHLB, 5.875%, 9/17/01 ...................................         619
     225   FHLB, 5.08%, 9/24/01 ....................................         224
     525   FFCB, 6.00%, 10/1/01 ....................................         527
     865   FHLB, 5.375%, 10/5/01 ...................................         864
     100   FHLB, 6.205%, 10/5/01 ...................................         100
     150   FHLB, 4.63%, 10/9/01 ....................................         148
   1,000   SLMA, 4.865%, 10/11/01 ..................................       1,000
     200   FHLB, 6.26%, 10/29/01 ...................................         200
   1,500   FNMA, 5.26%, 11/15/01 ...................................       1,490
     500   FHLB, 5.40%, 11/19/01 ...................................         501
     300   FNMA, 5.27%, 11/30/01 ...................................         301
     250   FHLB, 6.14%, 12/17/01 ...................................         250

                           TOUCHSTONE FAMILY OF FUNDS

INSTITUTIONAL GOVERNMENT INCOME FUND
(CONTINUED)
================================================================================
   PAR                                                                   MARKET
  VALUE                                                                   VALUE
 (000's)   INVESTMENT SECURITIES-- 61.1% (CONTINUED)                     (000's)
--------------------------------------------------------------------------------
           U.S. GOVERNMENT AGENCY ISSUES-- 50.2% (CONTINUED)
$    500   FHLB, 6.00%, 12/28/01 ...................................    $    500
   8,000   Overseas Private Investment Corporation COP,
              Ser. 2000-044-A, 4.83% 4/01/14 .......................       8,000
   4,300   Overseas Private Investment Corporation COP,
--------      Ser. 2000-044-A, 4.83% 4/01/19 .......................       4,300
                                                                        --------
$ 43,700   TOTAL U.S. GOVERNMENT AGENCY ISSUES
--------   (Amortized Cost $43,693) ................................    $ 43,693
                                                                        --------

           VARIABLE RATE DEMAND NOTES (NOTE B)-- 6.5%
$  2,165   Jersey City, NJ, Redevelopment Authority, Ser. B, 5.16%,
              04/16/01, Guarantor FNMA .............................    $  2,165
   2,500   Illinois Student Loan Assistance Commission, Student Loan Rev,
              Ser. C, 5.55%, 12/01/22, Guarantor SLMA ..............       2,500
   1,000   Milipitas, CA, MFH (Crossing at Montague), 5.15%, 04/16/01,
--------      Guarantor FNMA .......................................       1,000
                                                                        --------
$  5,665   TOTAL VARIABLE RATE DEMAND NOTES
--------   (Amortized Cost $5,665) .................................    $  5,665
                                                                        --------

$ 53,228   TOTAL INVESTMENT SECURITIES
--------   (Amortized Cost $53,217) ................................    $ 53,217
                                                                        --------
--------------------------------------------------------------------------------
   FACE                                                                  MARKET
  VALUE                                                                   VALUE
 (000's)   REPURCHASE AGREEMENTS (NOTE A)-- 38.1%                        (000's)
--------------------------------------------------------------------------------
$ 12,000   Bank One N.A., 5.20%, dated 3/30/01, due 04/02/01,
           repurchase proceeds $12,000 (Collateralized by $12,380
           FNMA, 06/28/01, fair value $12,340) .....................    $ 12,000
   1,227   Nesbitt Burns Securities, Inc., 5.10%, dated 3/30/01, due
           4/02/01, repurchase proceeds $1,228 (Collateralized by
           $1,190 U.S. Treasury Notes 6.50%, 03/31/02, fair value
           $1,255) .................................................       1,227
  20,000   Morgan Stanley Dean Witter, Inc. 4.99%, dated 3/27/01,
--------   due 04/03/01, repurchase proceeds $20,019 (Collateralized
           by $20,130 5.55%, FNMA, 03/16/06, fair value $20,533) ...    $ 20,000
                                                                        --------
$ 33,227   TOTAL REPURCHASE AGREEMENTS
--------   (Cost $33,227) ..........................................    $ 33,227
                                                                        --------

           TOTAL INVESTMENT SECURITIES AND REPURCHASE AGREEMENTS--
           99.2% ...................................................    $ 86,444

           OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.8% ............         696
                                                                        --------

           NET ASSETS-- 100.0% .....................................    $ 87,140
                                                                        ========

See accompanying notes to portfolios of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2001 (UNAUDITED)
================================================================================
   PAR                                                                   MARKET
  VALUE                                                                   VALUE
($000's)   INVESTMENT SECURITIES-- 98.5%                                ($000's)
--------------------------------------------------------------------------------
           ASSET-BACKED SECURITIES-- 0.6%
$    375   Continental Auto Receivables Owner Trust, 6.72%, 11/15/01
--------   (Amortized Cost $375) ...................................    $    375
                                                                        --------

           U.S. GOVERNMENT & Agency Obligations (Note C)-- 1.6%
$    954   FNMA #73821, 6.47%, 12/01/01
--------   (Amortized Cost $953) ...................................    $    953
                                                                        --------

           VARIABLE RATE DEMAND NOTES (NOTE B)-- 61.2%
$    610   Monroe Co., NY, IDR Ser. B (Rochester Inst.), 6.00%,
              04/01/01 .............................................    $    610
   1,745   Maricopa Co., AZ, IDR, 5.15%, 04/01/01 ..................       1,745
   1,900   St. Paul, MN, Port Authority Dist., 5.15%, 04/01/01 .....       1,900
   1,370   Nassau Co., NY, IDA Rev., 5.45%, 04/02/01 ...............       1,370
     465   Health Midwest Ventures, 5.90%, 04/03/01 ................         465
     600   Los Angeles, CA, IDR (Apparel Production Services, Inc.),
              5.15%, 04/03/01 ......................................         600
     500   Terre Haute, IN, International Airport Authority Rev.,
              5.87%, 04/04/01 ......................................         500
     340   Ontario, CA, Rev. (Mission Oaks), 5.27%, 04/04/01 .......         340
   1,500   Raleigh, NC, COPS, 5.20%, 04/04/01 ......................       1,500
     500   Lancaster Co., NE, IDR, 5.18%, 04/04/01 .................         500
     380   Bexar Co., Tx, HFA, MFA, Rev. (Mitchell Village), 5.15%,
              04/04/01 .............................................         380
     945   Eden Prairie, MN, IDR Ser. B, 5.15%, 04/04/01 ...........         945
     975   Corp Grove Management, LLC, Ser. 1998, 5.12%, 04/04/01 ..         975
     690   American Healthcare, 5.10%, 04/04/01 ....................         690
     900   Illinois Dev. Fin. Authority, 5.10%, 04/04/01 ...........         900
     570   Richfield, MN, Rediscovered Proj., 5.10%, 04/04/01 ......         570
   1,105   West Hollywood, CA, COPS, 6.10%, 04/05/01 ...............       1,105
   1,840   Denver, Ser. 2000, 5.50%, 04/05/01 ......................       1,840
     700   Diamond Development Group, Inc., Ser. 1996, 5.35%,
              04/05/01 .............................................         700
     665   HDR Power Systems, Inc., 5.35%, 04/05/01 ................         665
     890   Tell-Schipper, 5.35%, 04/05/01 ..........................         890
     245   Payne Co., OK, EDA (Collegiate Housing Foundation),
              5.32%, 04/05/01 ......................................         245
     730   Vista Funding Corp., 5.32%, 04/05/01 ....................         730
     170   Geneva, NY, Housing Auth. (DePaul Comm.), Ser. B, 5.30%,
              04/05/01 .............................................         170
     750   Illinois Dev. Fin. Authority, IDR, 5.30%, 04/05/01 ......         750
     400   Suffolk Co., NY, IDR, Civic Facility, 5.30%, 04/05/01 ...         400
   1,260   Employers Resource Associates, Inc., Ser. 2000, 5.25%,
              04/05/01 .............................................       1,260
     500   California Statewide Cmntys. Dev. Auth. Rev.
              (Park David), 5.20%, 04/05/01 ........................         500
   1,605   Century Motors Acura (Elizabeth Connelley Trust), 5.20%,
              04/05/01 .............................................       1,605
   1,430   Century Motors VW (Elizabeth Connelley Trust), 5.20%,
              04/05/01 .............................................       1,430
   1,700   Ezflow LP, 5.20%, 04/05/01 ..............................       1,700
   1,600   Westwood Baptist Church, OH, 5.20%, 04/05/01 ............       1,600
     900   Kissel Holdings, Inc., 5.17%, 04/05/01 ..................         900
     540   California Statewide Cmntys. Dev. Auth. Rev.
              (Cypress Villas), 5.15%, 04/05/01 ....................         540
     900   Clinton Co., NY, IDR, 5.10%, 04/05/01 ...................         900

                           TOUCHSTONE FAMILY OF FUNDS

MONEY MARKET FUND
(CONTINUED)
================================================================================
   PAR                                                                   MARKET
  VALUE                                                                   VALUE
($000's)   INVESTMENT SECURITIES-- 98.5% (CONTINUED)                    ($000's)
--------------------------------------------------------------------------------
           VARIABLE RATE DEMAND NOTES (NOTE B)-- 61.2% (CONTINUED)
$    350   Columbia Ridge Orchards, LLC, Ser. 1998, 5.10%, 04/05/01     $    350
   1,410   St. Louis Park, MN, Ser. B, 5.10%, 04/05/01 .............       1,410
     655   Washington State, MFA Rev., 5.10%, 04/05/01 .............         655
     600   Washington State, MFA Rev., Ser. B, 5.10%, 04/05/01 .....         600
   1,100   Waukesha, WI, Health Systems Rev. (Brittany Park), 5.10%,
              04/05/01 .............................................       1,100
   1,000   McCreary Co., KY, IDR, 5.05%, 04/05/01 ..................       1,000
--------                                                                --------
$ 37,035   TOTAL VARIABLE RATE DEMAND NOTES
--------   (Amortized Cost $37,035) ................................    $ 37,035
                                                                        --------

           FIXED RATE REVENUE BONDS-- 27.5%
           CORPORATE NOTES-- 14.0%
$    610   BP America, Inc., 8.50%, 04/15/01 .......................    $    611
     150   WFC, 10.875%, 04/15/01 ..................................         150
     290   GMAC, 6.85%, 04/17/01 ...................................         290
   1,175   BSC, 6.75%, 05/01/01 ....................................       1,175
     100   McDonald's Corp., 5.90%, 05/11/01 .......................         100
     300   General Electric Capital Corp., 5.89%, 05/11/01 .........         300
     255   Household Finance Corp., 6.06%, 05/14/01 ................         255
     375   Associates Corp., NA, 5.96%, 05/15/01 ...................         374
     100   Harris Bankcorp, 9.375%, 6/01/01 ........................         100
     100   Duke Energy Corp., 5.875%, 06/01/01 .....................         100
     630   Mellon Funding Corp., 9.75%, 06/15/01 ...................         634
     148   Chase Manhattan Corp., 9.375%, 07/01/01 .................         149
     200   Ford Motor Credit Co., 6.88%, 7/19/01 ...................         200
     258   Bankers Trust Corp., 9.00%, 08/01/01 ....................         260
     175   Coca-Cola Enterprise, 6.375%, 08/01/01 ..................         175
     150   Wal-Mart Stores, 6.15%, 08/10/01 ........................         150
     135   First Union Corp., 9.45%, 08/15/01 ......................         137
     200   National Rural Utilities, 6.75%, 09/01/01 ...............         200
     200   General Electric Capital Corp., 6.33%, 09/17/01 .........         201
     250   Household Finance Corp., 9.00%, 09/28/01 ................         253
     350   Associates Corp, NA, 6.45%, 10/15/01 ....................         350
     685   Ford Motor Credit Co., 5.125%, 10/15/01 .................         679
     125   ABN/AMRO Bank NV, 6.625%, 10/31/01 ......................         125
     250   General Electric Capital Corp., 5.50%, 11/01/01 .........         250
     100   Household Finance Corp., 8.375%, 11/15/01 ...............         101
     177   GMAC, 5.50%, 01/14/02 ...................................         177
     215   Bankers Trust Corp., 7.50%, 01/15/02 ....................         219
     100   Caterpillar, Inc., 8.01%, 01/16/02 ......................         102
     400   Coca-Cola Enterprise, 7.875%, 02/01/02 ..................         409
     160   GMAC, 6.00%, 02/01/02 ...................................         160
     100   Associates Corp. NA, 5.50%, 02/15/02 ....................         100
--------                                                                --------
$  8,463   TOTAL CORPORATE NOTES
--------   (Amortized Cost $8,486) .................................    $  8,486
                                                                        --------

                           TOUCHSTONE FAMILY OF FUNDS

MONEY MARKET FUND
(CONTINUED)
================================================================================
   PAR                                                                   MARKET
  VALUE                                                                   VALUE
($000's)   INVESTMENT SECURITIES-- 98.5% (CONTINUED)                    ($000's)
--------------------------------------------------------------------------------
           FIXED RATE REVENUE BONDS-- 27.5% (CONTINUED)
           MUNICIPAL BONDS-- 13.5%
$  1,000   Chicago, IL, Tax Increment, 6.25%, 06/01/01 .............    $  1,000
     975   Contra Costa Co., CA, GO, 5.20%, 06/01/01 ...............         975
   1,000   New York, NY, Ser. K, 6.10%, 08/01/01 ...................       1,002
     100   Wilkinsburg, PA, Joint Water Authority, 5.80%, 09/15/01 .         100
     440   Smithtown, NY, CSD, 6.625%, 10/15/01 ....................         440
   1,625   Darke Co., OH, TANS, 7.15%, 12/19/01 ....................       1,629
   1,615   Mississippi State, 5.75%, 02/01/02 ......................       1,621
   1,400   Hamilton, OH, Garage Improvement Rev., BANS, 5.52%,
--------      03/21/02 .............................................       1,403
                                                                        --------
$  8,155   TOTAL MUNICIPAL OBLIGATIONS .............................    $  8,170
--------   (Amortized Cost $8,170)                                      --------
           TOTAL FIXED RATE REVENUE BONDS
           (Amortized Cost $16,656) ................................    $ 16,656
                                                                        --------

           COMMERCIAL PAPER-- 7.6%
$    586   Thunder Bay Funding, Inc., 4/2/01, guarantor Royal Bank
              of Canada ............................................    $    586
   3,000   Amsterdam Funding Corp., 4/16/01, guarantor ABN/AMRO ....       2,994
   1,000   Govco Incorporated, 4/20/01, guarantor Citibank NA ......         997
--------                                                                --------
$  4,586   TOTAL COMMERCIAL PAPER
--------   (Amortized Cost $4,577) .................................    $  4,577
                                                                        --------
           TOTAL INVESTMENT SECURITIES-- 98.5%
           (Amortized Cost $59,596) ................................    $ 59,596

           OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.5% ............         945
                                                                        --------

           NET ASSETS-- 100.0% .....................................    $ 60,541
                                                                        ========

See accompanying notes to portfolios of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

BOND FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2001 (UNAUDITED)
================================================================================
   PAR                                                                   MARKET
  VALUE                                                                   VALUE
 (000's)   INVESTMENT SECURITIES-- 95.8%                                 (000's)
--------------------------------------------------------------------------------
           ASSET-BACKED SECURITIES-- 6.8%
$    470   PSE&G Transition Funding, 6.89%, 12/15/17 ...............    $    479
     750   CNH Equipment Trust, Ser. 2000-B, Class A4, 6.95%,
              9/15/07 ..............................................         785
     345   MBNA Master Credit Card Trust, Ser. 1999-J, 7.00%,
--------      2/15/12 ..............................................         369
                                                                        --------
$  1,565   TOTAL ASSET-BACKED SECURITIES
--------   (Amortized Cost $1,566) .................................    $  1,633
                                                                        --------

           CORPORATE BONDS-- 15.7%
$    500   Consumers Energy, Ser. B, 6.50%, 06/15/18 ...............    $    500
     150   Deer & Company, 8.95%, 06/15/19 .........................         169
     355   Deutsche Telekom Int. Finance, 7.75%, 06/15/05 ..........         367
     340   Du Pont (E.I.) De Nemours, 6.88%, 10/15/09 ..............         359
     500   Harris Corporation, 6.65%, 08/01/06 .....................         502
      66   Kaiser Found Hospitals, 9.55%, 07/15/05 .................          76
      35   Kraft Inc., 8.50%, 02/15/17 .............................          36
     450   Morgan Stanley Dean Witter, 5.63%, 01/20/04 .............         452
     480   Northwest Pipeline, 6.63%, 12/01/07 .....................         484
     400   Peoples Energy, 144A, 6.90%, 01/15/11 ...................         400
     450   Tyco International Group, 6.38%, 02/15/06 ...............         454
--------                                                                --------
$  3,726   TOTAL CORPORATE BONDS
--------   (Amortized Cost $3,815) .................................    $  3,799
                                                                        --------

           U.S GOVERNMENT AGENCY ISSUES-- 15.7%
$  2,000   FNMA, 7.13%, 2/15/05 ....................................    $  2,137
     750   FNMA, 6.63%, 10/15/07 ...................................         798
     110   FNMA, 6.38%, 6/15/09 ....................................         115
     735   FNMA, 6.25%, 5/15/29 ....................................         734
--------                                                                --------
$  3,595   TOTAL U.S. GOVERNMENT AGENCY ISSUES
--------   (Amortized Cost $3,680) .................................    $  3,784
                                                                        --------

           U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (NOTE C)-- 33.0%
$  2,426   FNMA, 6.50%, 8/1/29 .....................................    $  2,417
     885   FNMA, 7.00%, 2/1/30 .....................................         895
   1,584   FNMA, 8.00% 5/1/30 ......................................       1,635
   1,436   FNMA, 7.00%, 7/1/30 .....................................       1,453
     500   FNMA, 6.50%, 2/1/31 .....................................         496
     157   GNMA, 9.00%, 8/15/19 ....................................         167
     895   GNMA, 8.00% 7/15/30 .....................................         924
--------                                                                --------
$  7,883   TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
--------   (Amortized Cost $7,675) .................................    $  7,987
                                                                        --------

                           TOUCHSTONE FAMILY OF FUNDS

================================================================================
   PAR                                                                   MARKET
  VALUE                                                                   VALUE
 (000's)   INVESTMENT SECURITIES-- 95.8% (CONTINUED)                     (000's)
--------------------------------------------------------------------------------
           U.S. TREASURY OBLIGATIONS-- 24.6%
$  1,950   U.S. Treasury Note, 6.75%, 5/15/05 ......................    $  2,108
   1,300   U.S. Treasury Note, 6.13%, 8/15/07 ......................       1,392
     475   U.S. Treasury Note, 6.00%, 8/15/09 ......................         507
     930   U.S. Treasury Bond, 9.13%, 5/15/18 ......................       1,295
     600   U.S. Treasury Bond, 6.13%, 8/15/29 ......................         644
--------                                                                --------
$  5,255   TOTAL U.S. TREASURY OBLIGATIONS
--------   (Amortized Cost $5,618) .................................    $  5,946
                                                                        --------

           TOTAL INVESTMENT SECURITIES-- 95.8%
           (Amortized Cost $22,354) ................................    $ 23,149

           OTHER ASSETS IN EXCESS OF LIABILITIES-- 4.2% ............       1,005
                                                                        --------

           NET ASSETS-- 100.0% .....................................    $ 24,154
                                                                        ========

See accompanying notes to portfolios of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2001 (UNAUDITED)
================================================================================
   PAR                                                                   MARKET
  VALUE                                                                   VALUE
 (000's)   CORPORATE BONDS-- 94.7%                                       (000's)
--------------------------------------------------------------------------------
$     50   Newport News Shipbuilding, 9.25%, 12/06/01 ..............    $     52
     200   Healthsouth Corp., 3.25%, 4/01/03 .......................         181
     400   WCG NoteTrust/Note Corp., 8.25%, 3/15/04 ................         398
     100   Kaufman & Broad Home Corp., 7.75%, 10/15/04 .............          98
     100   Tenet Healthcare Corp., 8%, 1/15/05 .....................         103
     100   American Standard, Inc., 7.375%, 4/15/05 ................         100
     100   Lear Corp., 7.96%, 5/15/05 ..............................         101
     200   Tembec Finance Corp., 9.875%, 9/30/05 ...................         207
     150   CSC Holdings, Inc., 9/25%, 11/01/05 .....................         156
     100   BE Aerospace, Inc., 9.875%, 2/01/06 .....................         102
     105   NTL Incorporated, Inc., 11.50%, 2/01/06 .................          93
     125   Lucent Technologies, 7.25%, 7/15/06 .....................         104
     100   Caremark RX, Inc., 7.375%, 10/01/06 .....................          98
     200   HS Resources, Inc., 9.25%, 11/15/06 .....................         207
     150   Mcleodusa, Inc., 10.50%, 3/01/07 ........................         123
     200   Lyondell Chemical Co., 9.875%, 5/01/07 ..................         206
      60   Amphenol Corp., 9.875%, 5/15/07 .........................          63
      75   Young Broadcasting, Inc., 8.75%, 6/15/07 ................          69
     200   HCA-The Healthcare Co., 7%, 7/01/07 .....................         194
     200   Global Crossing Hldg. Ltd., 8.70%, 8/01/07 ..............         183
     100   Nortek, Inc., 9.125%, 9/01/07 ...........................          98
     200   SC Intl. Services, Inc., 9.25%, 9/01/07 .................         206
     115   Omnicare, Inc., 5%, 12/01/07 ............................         100
     100   American Lawyer Media, 9.75%, 12/15/07 ..................          91
     150   American Communication Lines LLC, 10.25%, 6/30/08 .......          90
     150   Navistar Intl., 8%, 2/01/08 .............................         135
     100   Accuride Corp., 9.25%, 2/01/08 ..........................          70
     100   Courtyard by Marriott II, 10.75%, 2/01/08 ...............         102
     100   BRL Universal Equipment, 8.875%, 2/15/08 ................         103
     100   Manor Care, Inc., 8%, 3/01/08 ...........................         102
     100   Advancepcs, 8.50%, 4/01/08 ..............................         102
     100   Nuevo Energy Co., 9.50%, 6/01/08 ........................          98
     200   Felcor Lodging LP, 9.50%, 9/15/08 .......................         207
     125   Federal-Mogul Corp., 7.50%, 1/15/09 .....................          16
     200   Williams Comm. Group, Inc., 10.875%, 10/01/09 ...........         146
     200   Flextronics Intl. Ltd., 9.875%, 7/01/10 .................         193
     100   Stone Container, 9.75%, 2/01/11 .........................         102
     100   Willis Corroon Corp., 9%, 2/01/09 .......................          98
     100   Integrated Electric Services, 9.375%, 2/01/09 ...........          97
      40   SBA Comm. Corp., 10.25%, 2/01/09 ........................          37
     100   RBF Finance Co., 11.375%, 3/15/09 .......................         123
     100   California Steel Ind., 8.50%, 4/01/09 ...................          92
     200   Susquehanna Media Co., 8.50%, 5/15/09 ...................         202

                           TOUCHSTONE FAMILY OF FUNDS

================================================================================
   PAR                                                                   MARKET
  VALUE                                                                   VALUE
 (000's)   CORPORATE BONDS-- 94.7% (CONTINUED)                           (000's)
--------------------------------------------------------------------------------
$    100   AES Corp., 9.50%, 6/01/09 ...............................    $    106
     100   Allied Waste North America, 10%, 8/01/09 ................         102
     100   Primus Telecom Group, 12.75%, 10/15/09 ..................          28
     100   Adelphia Comm., 9.375, 11/15/09 .........................          99
     350   Nextel Communications, 9.375%, 11/15/09 .................         298
     100   Alliance Atlantis Comm., 13%, 12/15/09 ..................         107
     200   Charter Comm. Hlds/Chrt Cap., 10.25%, 1/15/10 ...........         208
     200   Level 3 Communications, 11.25%, 3/15/10 .................         156
     100   Orion Power Hldg, Inc., 12%, 5/01/10 ....................         110
     200   Koninklijke KPN NV, 8%, 10/01/10 ........................         192
     180   Pemex Project FDG Master TR, 9.125%, 10/13/10 ...........         182
     100   Toll Corp., 8.25%, 2/01/11 ..............................          99
     210   Crown Castle Intl. Corp., 10.75%, 8/01/11 ...............         217
     180   Husky Oil Ltd., 8.9%, 8/15/28 ...........................         187
--------                                                                --------
$  8,015   TOTAL CORPORATE BONDS
--------   (Amortized Cost $7,612) .................................    $  7,539

           OTHER ASSETS IN EXCESS OF LIABILITIES-- 5.3% ............         418
                                                                        --------

           NET ASSETS-- 100.0% .....................................    $  7,957
                                                                        ========

See accompanying notes to portfolios of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

INTERMEDIATE TERM GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2001 (UNAUDITED)
================================================================================
   PAR                                                                   MARKET
  VALUE                                                                   VALUE
 (000's)   INVESTMENT SECURITIES-- 98.6%                                 (000's)
--------------------------------------------------------------------------------
           U.S. TREASURY OBLIGATIONS-- 28.7%
$  2,000   U.S. Treasury Note, 7.50%, 11/15/01 .....................    $  2,039
   2,000   U.S. Treasury Note, 5.875%, 11/15/04 ....................       2,089
   1,000   U.S. Treasury Note, 5.75%, 11/15/05 .....................       1,049
   1,000   U.S. Treasury Note, 6.00%, 08/15/09 .....................       1,068
   2,500   U.S. Treasury Bond, 7.50%, 11/15/16 .....................       2,980
--------                                                                --------
$  8,500   TOTAL U.S. TREASURY OBLIGATIONS (AMORTIZED COST $8,849)      $  9,225
--------                                                                --------

           U.S. GOVERNMENT & AGENCY OBLIGATIONS-- 51.3%
$  1,150   FHLB Discount Note, 04/02/01 ............................    $  1,150
   1,000   SLMA Medium Term Notes, 7.50%, 07/02/01 .................       1,007
   3,000   FNMA Notes, 6.75%, 08/15/02 .............................       3,089
   2,000   FNMA Notes, 7.55%, 04/22/02 .............................       2,061
   2,000   FNMA Notes, 6.25%, 11/15/02 .............................       2,053
   2,000   FNMA Notes, 6.06%, 02/03/06 .............................       2,024
   1,000   FNMA Notes, 7.125%, 03/15/07 ............................       1,087
   1,800   FNMA Notes, 6.625%, 11/15/10 ............................       1,913
   2,000   FNMA Notes, 6.96%, 09/05/12 .............................       2,081
--------                                                                --------
$ 15,950   TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
--------   (Amortized Cost $16,151) ................................    $ 16,465
                                                                        --------

           MORTAGE BACKED SECURITIES (NOTE C)-- 18.6%
$  2,642   FNMA DUS #381464, 6.11%, 04/01/09 .......................    $  2,673
   1,568   GNMA #455136, 7.0%, 06/15/28 ............................       1,594
   1,730   FHLMC GOLD #C19286, 6.00%, 12/01/28 .....................       1,692
--------                                                                --------
$  5,940   TOTAL MORTAGE BACKED SECURITIES (AMORTIZED COST $5,952) .    $  5,959
--------                                                                --------

           TOTAL INVESTMENT SECURITIES-- 98.6%
           (Amortized Cost $30,952) ................................    $ 31,649

           OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.4% ............         455
                                                                        --------

           NET ASSETS-- 100.0% .....................................    $ 32,104
                                                                        ========

See accompanying notes to portfolios of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS
MARCH 31, 2001 (UNAUDITED)
================================================================================

A.   REPURCHASE AGREEMENTS

Repurchase agreements are fully collateralized by U.S. Government obligations.

B.   VARIABLE RATE DEMAND NOTES

A variable rate demand note is a security payable on demand at par whose terms provide for the periodic readjustment of its interest rate on set dates and which, at any time, can reasonably be expected to have a market value that approximates its par value. The interest rates shown represent the effective rates as of the report date. The dates shown represent the scheduled maturity dates.

C.   ADJUSTABLE RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES

Adjustable  rate  U.S.   Government   agency   mortgage-backed   securities  are
mortgage-related securities created from pools of adjustable rate mortgages which are issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Such adjustable rate mortgage securities have interest rates that reset at periodic intervals based on a specified interest rate index. The interest rates shown represent the effective rates as of the report date. The dates shown represent the scheduled maturity date.

PORTFOLIO ABBREVIATIONS:

BANS - Bond Anticipation Notes
COP - Certificates of Participation
CSD - City School District
EDA - Economic Development Revenue
FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
HFA - Housing Finance Authority
IDR - Industrial Development Revenue
MFA - Multi-Family Authority
MFH - Multi-Family Housing
SLMA - Student Loan Marketing Association
TANS - Tax Anticipation Notes Touchstone Family of Funds

                           TOUCHSTONE FAMILY OF FUNDS

================================================================================

TOUCHSTONE FAMILY OF FUNDS

DISTRIBUTOR
Touchstone Securities, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202-4094
800.638.8194
www.touchstonefunds.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202-4094

TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407

                             ----------------------
                                   PRESORTED
                                   STANDARD A
                               U.S. POSTAGE PAID
                               SOUTH SUBURBAN, IL
                                  PERMIT #3602
                             ----------------------
                            RETURN SERVICES REQUESTED

[LOGO]TOUCHSTONE
--------------------------------
                 Family of Funds

                                                               FORM TSF-264-0103